UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Investment Management LLC
Address: 7315 Wisconsin Ave., Suite 750 West Tower
         Bethesda, MD 20814


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Cohen
Title: Managing Director
Phone: 301-907-6795


Signature, Place, and Date of Signing:

  /s/ Daniel Cohen               Bethesda, MD               June 11, 2012
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:          118

FORM 13F INFORMATION TABLE VALUE TOTAL:     $148,438
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                       ABSOLUTE INVESTMENT MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT

                                TITLE                       VALUE     SHARES/     SH/ PUT/  INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP    (x$1000)   PRN AMT     PRN CALL  DISCRETION MANAGER  SOLE SHARED NONE
AOL INC                       COM               00184X105        0          2.00  SH        Sole        None    0    0           0
AT&T INC                      COM               00206R102      166      5,478.00  SH        Sole        None    0    0         166
AGNICO EAGLE MINES LTD        COM               008474108       18        500.00  SH        Sole        None    0    0          18
ALPINE GLOBAL PREMIER PPTYS   COM SBI           02083A103        0          3.00  SH        Sole        None    0    0           0
ALTAIR NANOTECHNOLOGIES INC   COM NEW           021373204        0        125.00  SH        Sole        None    0    0           0
ALTRIA GROUP INC              COM               02209S103      229      7,707.87  SH        Sole        None    0    0         229
AMERICAN CAPITAL AGENCY CORP  COM               02503X105      606     21,573.32  SH        Sole        None    0    0         606
AMERICAN ELEC PWR INC         COM               025537101       45      1,100.00  SH        Sole        None    0    0          45
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156        0          1.00  SH        Sole        None    0    0           0
AMERICAN INTL GROUP INC       COM NEW           026874784        0          2.00  SH        Sole        None    0    0           0
ANNALY CAP MGMT INC           COM               035710409      563     35,303.67  SH        Sole        None    0    0         563
APPLE INC                     COM               037833100        2          5.00  SH        Sole        None    0    0           2
ATMOS ENERGY CORP             COM               049560105    1,864     55,877.89  SH        Sole        None    0    0       1,864
BP PLC                        SPONSORED ADR     055622104        4        100.00  SH        Sole        None    0    0           4
BARRICK GOLD CORP             COM               067901108       20        444.00  SH        Sole        None    0    0          20
BERKSHIRE HATHAWAY INC DEL    CL B NEW          084670702       57        750.00  SH        Sole        None    0    0          57
BRISTOL MYERS SQUIBB CO       COM               110122108      141      4,000.00  SH        Sole        None    0    0         141
CH ENERGY GROUP INC           COM               12541M102        0          1.00  SH        Sole        None    0    0           0
CALAMOS GBL DYN INCOME FUND   COM               12811L107       19      2,584.00  SH        Sole        None    0    0          19
CAPSTEAD MTG CORP             COM NO PAR        14067E506      634     50,957.04  SH        Sole        None    0    0         634
CEL-SCI CORP                  COM NEW           150837409        0          2.00  SH        Sole        None    0    0           0
CENTRAL FD CDA LTD            CL A              153501101       36      1,825.00  SH        Sole        None    0    0          36
CHEVRON CORP NEW              COM               166764100      160      1,500.00  SH        Sole        None    0    0         160
CHIMERA INVT CORP             COM               16934Q109        2        750.00  SH        Sole        None    0    0           2
CHINA FD INC                  COM               169373107        2        100.00  SH        Sole        None    0    0           2
CISCO SYS INC                 COM               17275R102        0          1.00  SH        Sole        None    0    0           0
COLGATE PALMOLIVE CO          COM               194162103       16        175.00  SH        Sole        None    0    0          16
CONSOL ENERGY INC             COM               20854P109        4        100.00  SH        Sole        None    0    0           4
CONSOLIDATED EDISON INC       COM               209115104    3,232     52,109.06  SH        Sole        None    0    0       3,232
CONTANGO OIL & GAS COMPANY    COM NEW           21075N204        3         57.00  SH        Sole        None    0    0           3
CONTINENTAL RESOURCES INC     COM               212015101        7        100.00  SH        Sole        None    0    0           7
CORNING INC                   COM               219350105        5        400.00  SH        Sole        None    0    0           5
CROWN HOLDINGS INC            COM               228368106        7        200.00  SH        Sole        None    0    0           7
CURRENCYSHARES SWISS FRANC T  SWISS FRANC SH    23129V109    1,962     18,670.00  SH        Sole        None    0    0       1,962
CURRENCYSHARES CDN DLR TR     CDN DOLLAR SHS    23129X105    7,615     78,006.52  SH        Sole        None    0    0       7,615
DST SYS INC DEL               COM               233326107        8        186.00  SH        Sole        None    0    0           8
DEUTSCHE BK AG LONDON BRH     INV JAP GOV BD    25154P170        4        200.00  SH        Sole        None    0    0           4
DISNEY WALT CO                COM DISNEY        254687106        0          5.00  SH        Sole        None    0    0           0
DOMINION RES INC VA NEW       COM               25746U109       37        704.00  SH        Sole        None    0    0          37
DUKE ENERGY CORP NEW          COM               26441C105    3,512    159,643.05  SH        Sole        None    0    0       3,512
ETFS GOLD TR                  SHS               26922Y105    1,321      8,525.00  SH        Sole        None    0    0       1,321
EXELON CORP                   COM               30161N101       20        472.00  SH        Sole        None    0    0          20
FIRST MAJESTIC SILVER CORP    COM               32076V103        2        100.00  SH        Sole        None    0    0           2
FIRST TR HIGH INCOME L/S FD   COM               33738E109        0         14.00  SH        Sole        None    0    0           0
FREEPORT-MCMORAN COPPER & GO  COM               35671D857        7        200.00  SH        Sole        None    0    0           7
GENERAL ELECTRIC CO           COM               369604103        1         50.00  SH        Sole        None    0    0           1
GENON ENERGY INC              COM               37244E107        0          2.00  SH        Sole        None    0    0           0
GOLDEN STAR RES LTD CDA       COM               38119T104        5      3,000.00  SH        Sole        None    0    0           5
GOVERNMENT PPTYS INCOME TR    COM SHS BEN INT   38376A103        7        300.00  SH        Sole        None    0    0           7
GREAT PLAINS ENERGY INC       COM               391164100        1         50.00  SH        Sole        None    0    0           1
HEALTH CARE REIT INC          COM               42217K106        6        115.00  SH        Sole        None    0    0           6
HELIOS HIGH INCOME FD INC     COM NEW           42327X204        0          6.00  SH        Sole        None    0    0           0
INDIA FD INC                  COM               454089103        2         54.10  SH        Sole        None    0    0           2
INTERNATIONAL BUSINESS MACHS  COM               459200101        6         35.00  SH        Sole        None    0    0           6
INVESCO MORTGAGE CAPITAL INC  COM               46131B100        4        250.00  SH        Sole        None    0    0           4
ISHARES GOLD TRUST            ISHARES           464285105      214     14,040.00  SH        Sole        None    0    0         214
ISHARES INC                   MSCI BRAZIL       464286400        1         14.14  SH        Sole        None    0    0           1
ISHARES TR                    BARCLYS TIPS BD   464287176   25,060    214,761.17  SH        Sole        None    0    0      25,060
ISHARES TR                    BARCLYS 20+ YR    464287432        9         75.00  SH        Sole        None    0    0           9
ISHARES TR                    BARCLYS 7-10 YR   464287440       82        775.00  SH        Sole        None    0    0          82
ISHARES TR                    BARCLYS 1-3 YR    464287457    9,543    112,935.95  SH        Sole        None    0    0       9,543
ISHARES TR                    AGENCY BD FD      464288166    1,087      9,625.00  SH        Sole        None    0    0       1,087
ISHARES TR                    BARCLYS 3-7 YR    464288661   18,504    151,619.71  SH        Sole        None    0    0      18,504
ISHARES TR                    US PFD STK IDX    464288687       11        300.00  SH        Sole        None    0    0          11
ISHARES SILVER TRUST          ISHARES           46428Q109       79      2,950.00  SH        Sole        None    0    0          79
JOHNSON & JOHNSON             COM               478160104        3         50.00  SH        Sole        None    0    0           3
KRAFT FOODS INC               CL A              50075N104        5        142.00  SH        Sole        None    0    0           5
MANPOWERGROUP INC             COM               56418H100        0          2.00  SH        Sole        None    0    0           0
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100      303      5,890.95  SH        Sole        None    0    0         303
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589       11        460.00  SH        Sole        None    0    0          11
MARKET VECTORS ETF TR         AGRIBUS ETF       57060U605       78      1,650.00  SH        Sole        None    0    0          78
MAXIMUS INC                   COM               577933104        1         20.00  SH        Sole        None    0    0           1
MERCK & CO INC NEW            COM               58933Y105        0          6.00  SH        Sole        None    0    0           0
NEWMONT MINING CORP           COM               651639106      193      3,210.00  SH        Sole        None    0    0         193
NUVEEN FLOATING RATE INCOME   COM               67072T108       10        963.00  SH        Sole        None    0    0          10
NYMOX PHARMACEUTICAL CORP     COM               67076P102        5        550.00  SH        Sole        None    0    0           5
PG&E CORP                     COM               69331C108       14        351.00  SH        Sole        None    0    0          14
PENGROWTH ENERGY CORP         COM               70706P104       12      1,143.71  SH        Sole        None    0    0          12
PENNYMAC MTG INVT TR          COM               70931T103        2        100.00  SH        Sole        None    0    0           2
PFIZER INC                    COM               717081103        2         75.00  SH        Sole        None    0    0           2
PHILIP MORRIS INTL INC        COM               718172109      246      3,134.70  SH        Sole        None    0    0         246
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408       16        550.00  SH        Sole        None    0    0          16
POWERSHS DB US DOLLAR INDEX   DOLL INDX BEAR    73936D206    7,074    263,465.00  SH        Sole        None    0    0       7,074
PROCTER & GAMBLE CO           COM               742718109       28        420.00  SH        Sole        None    0    0          28
PROGRESS ENERGY INC           COM               743263105    1,244     22,200.00  SH        Sole        None    0    0       1,244
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297       72      4,000.00  SH        Sole        None    0    0          72
PROSHARES TR                  PSHS ULSHT 7-10Y  74347R313       31      1,000.00  SH        Sole        None    0    0          31
PROSHARES TR                  PSHS SHRT S&P500  74347R503   32,546    805,391.00  SH        Sole        None    0    0      32,546
PROSHARES TR                  PSHS SHORT DOW30  74347R701    1,086     28,000.00  SH        Sole        None    0    0       1,086
PROSHARES TR                  PSHS SHTRUSS2000  74347R826    3,541    119,290.00  SH        Sole        None    0    0       3,541
PROSHARES TR                  PSHS ULSHT SP500  74347R883       17        900.00  SH        Sole        None    0    0          17
QUALCOMM INC                  COM               747525103       52        955.00  SH        Sole        None    0    0          52
REYNOLDS AMERICAN INC         COM               761713106        7        174.00  SH        Sole        None    0    0           7
ROYAL DUTCH SHELL PLC         SPONS ADR A       780259206        0          2.00  SH        Sole        None    0    0           0
ROYAL GOLD INC                COM               780287108       18        271.00  SH        Sole        None    0    0          18
SPDR GOLD TRUST               GOLD SHS          78463V107   18,439    121,319.00  SH        Sole        None    0    0      18,439
SCHLUMBERGER LTD              COM               806857108        1         15.00  SH        Sole        None    0    0           1
SCHWAB CHARLES CORP NEW       COM               808513105        0          0.39  SH        Sole        None    0    0           0
SELECT SECTOR SPDR TR         SBI CONS DISCR    81369Y407        0          0.68  SH        Sole        None    0    0           0
SELECT SECTOR SPDR TR         SBI INT-UTILS     81369Y886    5,735    159,399.32  SH        Sole        None    0    0       5,735
SEMPRA ENERGY                 COM               816851109       25        448.00  SH        Sole        None    0    0          25
SILVER WHEATON CORP           COM               828336107       14        475.00  SH        Sole        None    0    0          14
SMUCKER J M CO                COM NEW           832696405        0          1.00  SH        Sole        None    0    0           0
SOUTHERN CO                   COM               842587107        3         73.00  SH        Sole        None    0    0           3
SPECTRA ENERGY CORP           COM               847560109      102      3,304.00  SH        Sole        None    0    0         102
STRYKER CORP                  COM               863667101        1         25.00  SH        Sole        None    0    0           1
SYNTROLEUM CORP               COM               871630109        0        200.00  SH        Sole        None    0    0           0
TERADATA CORP DEL             COM               88076W103        6        130.56  SH        Sole        None    0    0           6
TIMBERLINE RES CORP           COM               887133106        1      2,000.00  SH        Sole        None    0    0           1
TOREADOR RES CORP             COM               891050106        2        450.00  SH        Sole        None    0    0           2
VANGUARD BD INDEX FD INC      SHORT TRM BOND    921937827      293      3,625.00  SH        Sole        None    0    0         293
VERIZON COMMUNICATIONS INC    COM               92343V104       67      1,680.00  SH        Sole        None    0    0          67
WAL MART STORES INC           COM               931142103       91      1,525.00  SH        Sole        None    0    0          91
WALTER INVT MGMT CORP         COM               93317W102        0          2.00  SH        Sole        None    0    0           0
WESTERN ASSET EMRG MKT DEBT   COM               95766A101        8        400.00  SH        Sole        None    0    0           8
WILLIAMS COS INC DEL          COM               969457100       33      1,000.00  SH        Sole        None    0    0          33
YAMANA GOLD INC               COM               98462Y100       46      3,103.00  SH        Sole        None    0    0          46
BUNGE LIMITED                 COM               G16962105        2         35.00  SH        Sole        None    0    0           2